Borrowings (Details) € in Thousands					3 Months Ended		12 Months Ended
	Dec. 29, 2021 USD ($) D tranche shares	Dec. 28, 2021 tranche	Aug. 06, 2020 EUR (€) tranche	Jul. 14, 2020 USD ($) tranche shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 10, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total borrowings					€ 44,090	€ 17,324	€ 44,090	€ 17,324
Current portion					(4,771)	(1,135)	(4,771)	(1,135)
Non Current portion					39,319	16,189	39,319	16,189
Proceeds from borrowings					284		1,137	579
Debt convertible					26,520	249	26,520	13,791
Innovation credit
Disclosure of detailed information about borrowings [line items]
Accrued interest					645	306	645	306
Total borrowings					3,907	2,771	3,907	2,771
Interest rate (as percent)										10.00%
Innovation credit | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount										€ 4,700
Convertible loans
Disclosure of detailed information about borrowings [line items]
Accrued interest					613	435	613	435
Total borrowings					€ 38,925	€ 13,812	€ 38,925	€ 13,812
Convertible loans | Minimum
Disclosure of detailed information about borrowings [line items]
Unconvertible Debt Maturity							24 months
Convertible Debt
Disclosure of detailed information about borrowings [line items]
Number of Shares Exercisable for Issued Warrants | shares				302,676
Number of shares exercisable for issued warrants | shares				302,676
Convertible loans Amylon Therapeutics B.V. [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as percent)					8.00%		8.00%		8.00%
Debt instrument convertible term							36 months
Convertible loans Amylon Therapeutics B.V. [Member] | Maximum
Disclosure of detailed information about borrowings [line items]
Unconvertible Debt Maturity							36 months
Convertible Debt Pontifax Medison and Kreos Capital Debt Financing
Disclosure of detailed information about borrowings [line items]
Number of tranches | tranche	3	2
Maximum borrowing capacity per tranche | $	$ 30,000,000
Term of debt	54 months
Debt, interest only payment term	33 months
Convertible Debt Pontifax Medison and Kreos Capital Debt Financing | Drawing of each of the second and third tranche of debt facility
Disclosure of detailed information about borrowings [line items]
Aggregate exercise price | $	$ 750,000
Average closing price of shares , Multiplier	1.5
Number of trading days | D	7
Convertible Debt Pontifax Medison and Kreos Capital Debt Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount | $	$ 90,000,000
Number of Shares Exercisable for Issued Warrants | shares	376,952
Number of shares exercisable for issued warrants | shares	376,952
Convertible Debt Pontifax Medison Debt Financing
Disclosure of detailed information about borrowings [line items]
Total borrowings | $									$ 10,000,000
Number of tranches | tranche				2
Maximum borrowing capacity per tranche | $				$ 10,000,000
Term of debt				54 months
Debt, interest only payment term				24 months
Convertible Debt Pontifax Medison Debt Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount | $				$ 20,000,000
Convertible Debt Kreos Capital Debt Financing
Disclosure of detailed information about borrowings [line items]
Total borrowings					€ 5,000		€ 5,000
Number of tranches | tranche			2
Maximum borrowing capacity per tranche			€ 5,000
Term of debt			54 months
Debt, interest only payment term			24 months
Convertible Debt Kreos Capital Debt Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount			€ 10,000